Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Raw materials	$ 200	$ 229
Inventory in progress	1,559	1,301
Finished goods	6,111	5,260
Net – advances from customers		(720)
Inventory	$ 7,870	$ 6,070